Financial items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance Income Expense [Abstract]
Foreign exchange gains (losses) derivative financial instruments	$ (920)	$ 353	$ 548
Other foreign exchange gains (losses)	1,046	(473)	(793)
Net foreign exchange gains (losses)	126	(120)	(245)
Dividends received	63	46	42
Gains (losses) financial investments	108	0	47
Interest income on other financial assets	64	63	76
Interest income non-current financial receivables	24	22	23
Interest income current financial assets and other financial items	228	305	208
Interest income and other financial items	487	436	396
Gains (losses) derivative financial instruments	(61)	470	(491)
Interest expense bonds and bank loans and net interest on related derivatives	(1,004)	(830)	(707)
Interest expense finance lease liabilities	(26)	(26)	(27)
Capitalised borrowing costs	454	355	392
Accretion expense asset retirement obligations	(413)	(420)	(481)
Interest expense current financial liabilities and other finance expense	86	(122)	(147)
Interest and other finance expenses	(903)	(1,043)	(971)
Net financial items	(351)	(258)	(1,311)
Interest expense	1,084	1,018	1,041
Net interest on related derivatives from the held for trading category	80	188	334
Income from release of a provision	319
Net foreign exchange gain	427
Net foreign exchange loss		205	1,208
Fair value gain (loss) from the trading instruments held	$ (77)	$ 454	$ (492)